Vessels	9 Months Ended
Sep. 30, 2021
Vessels [Abstract]
Vessels
Note 5 – Vessels
The carrying values of the vessels may not represent their fair market value at any point in time since the market prices of second-hand vessels tend to fluctuate with changes in charter rates and the cost of constructing new vessels. Historically, both charter rates and vessel values have been cyclical. The carrying amounts of vessels held and used by us are reviewed for potential impairment or reversal of prior impairment charges whenever events or changes in circumstances indicate that the carrying amount of a particular vessel may not accurately reflect the recoverable amount of a particular vessel.

Cost of Vessels $ in thousands
At January 1, 2021	2,121,455
Additions	68,163
Transferred from vessels upgrades	101,199
Retirement *	(149,340)
At September 30, 2021	2,141,478

Depreciation, impairment and amortization $ in thousands
At January 1, 2021	645,020
Depreciation and amortization	95,213
Retirement *	(77,430)
At September 30, 2021	662,803

Carrying Amount $ in thousands
At January 1, 2021	1,476,436
At September 30, 2021	1,478,675
*Relates to the sale of DHT Lake, DHT Raven, and DHT Condor, completed depreciation of drydocking for DHT Amazon, DHT Bauhinia, DHT Europe, DHT Lion, DHT Peony, DHT Puma, DHT Redwood and DHT Tiger in addition to completed amortization of time charter contract for DHT China.
Cost of advances of vessels and vessel upgrades $ in thousands
At January 1, 2021	17,269
Additions	94,247
Transferred to vessels	(101,199)
At September 30, 2021	10,318

Carrying Amount $ in thousands
At January 1, 2021	17,269
At September 30, 2021	10,318

Cost of advances of vessels and vessel upgrades relates to prepaid scrubbers, drydockings and ballast water treatment systems.